Segment Reporting - Reconciliation of Total Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Total assets of all segments	$ 10,275,048	$ 9,719,938
Cash	614,660	639,491	692,127	779,748
Accounts receivable and other assets	665,993	642,596
Total assets	$ 11,555,701	$ 11,002,025